Short-term Investments - Summary of Short-term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Investments [Abstract]
Held-to-maturity investments	¥ 1,360,304		¥ 195,878
Available-for-sale investments	609,058		997,282
Total	¥ 1,969,362	$ 309,036	¥ 1,193,160